Earnings per share (Table)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Earning Per Share Detail
The table below sets forth the computation for basic and diluted net income per ordinary share for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Loss / (Profit) attributable to ordinary equity holders of the Group (€ '000s)	(10,551)	181,439	235,878

Weighted average number of ordinary shares, basic*	498,243,792	490,017,400	472,171,426
Weighted average number of ordinary shares, diluted*	498,243,792	490,035,080	472,171,426

(Loss) / Earnings per share, basic (cents)	(2.12)	37.03	49.96
(Loss) / Earnings per share, diluted (cents)	(2.12)	37.03	49.96